Related Party Transactions and Balances - Schedule of Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)
Related Party Transactions and Balances [Line Items]
Related party transactions total	$ 127,141	د.إ 466,861	د.إ 466,861
Repayments during the year	(24,039)	(88,271)
Net Balance	5,784,692	21,241,387	5,436,740
Loan from Mr. Egor Romanyuk [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount		8,037,113
Related party transactions management fee		1,766,727	535,618
Related party transactions total	$ 2,669,890	9,803,837	5,436,740
Loan from Mr. Egor Romanyuk [Member] | May 1, 2023 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount		3,968,987
Total annual percentage	20.00%
Related party transactions management fee		1,322,996	529,198
Related party transactions total	$ 1,441,170	5,291,980	4,498,185
Loan from Mr. Egor Romanyuk [Member] | December 11, 2023 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount		446,857
Total annual percentage	20.00%
Related party transactions management fee		94,417	5,045
Related party transactions total	$ 147,405	541,274	451,902
Loan from Mr. Egor Romanyuk [Member] | December 25, 2023 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount		365,300
Total annual percentage	20.00%
Related party transactions management fee		74,435	1,375
Related party transactions total	$ 119,754	439,735	366,675
Loan from Mr. Egor Romanyuk [Member] | December 31, 2023 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount		119,978
Total annual percentage	0.00%
Related party transactions management fee
Related party transactions total	$ 32,674	119,978	119,978
Loan from Mr. Egor Romanyuk [Member] | May 18, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount		175,025
Total annual percentage	20.00%
Related party transactions management fee		35,005
Related party transactions total	$ 57,198	210,030
Loan from Mr. Egor Romanyuk [Member] | August 16, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount		372,323
Total annual percentage	20.00%
Related party transactions management fee		74,465
Related party transactions total	$ 121,674	446,788
Loan from Mr. Egor Romanyuk [Member] | September 30, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount		219,527
Total annual percentage	20.00%
Related party transactions management fee		43,905
Related party transactions total	$ 71,741	263,432
Loan from Mr. Egor Romanyuk [Member] | October 18, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount		300,000
Total annual percentage	20.00%
Related party transactions management fee		60,000
Related party transactions total	$ 98,039	360,000
Loan from Mr. Egor Romanyuk [Member] | October 28, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount		150,000
Total annual percentage	20.00%
Related party transactions management fee		30,000
Related party transactions total	$ 49,020	180,000
Loan from Mr. Egor Romanyuk [Member] | November 6, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount		78,758
Total annual percentage	20.00%
Related party transactions management fee		15,752
Related party transactions total	$ 25,738	94,510
Loan from Mr. Egor Romanyuk [Member] | November 8, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount		78,758
Total annual percentage	20.00%
Related party transactions management fee		15,752
Related party transactions total	$ 25,738	94,510
Loan from Mr. Egor Romanyuk [Member] | December 4, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount		1,761,600
Total annual percentage	0.00%
Related party transactions management fee
Related party transactions total	$ 479,739	1,761,600
Mr Egor Romanyuk [Member]
Related Party Transactions and Balances [Line Items]
Net Balance	$ 2,645,851	د.إ 9,715,566	د.إ 5,436,740